Significant accounting policies - Summary of Total of Right of use Assets, Property and Equipment and Intangible Assets, Broken Down by Location of the Assets (Detail) - Reportable segments [member] - Operating segments [member] - USD ($)
$ in Thousands
	Dec. 31, 2022	Jan. 31, 2021
Disclosure of geographical areas [line items]
Total non-current assets by region	$ 41,089	$ 43,538
Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	21,047	21,953
Latin America - except Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	889	1,085
Rest of the world [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	$ 19,153	$ 20,500